Note 18 - Employee Benefit Plan	12 Months Ended
Dec. 31, 2023
Notes to Financial Statements
Defined Contribution Plan [Text Block]
18.	EMPLOYEE BENEFIT PLAN

Employees of the Company may participate in the AEye, Inc. 401(k) Plan (the "401(k) Plan"), a defined contribution plan, which qualifies under Section 401(k) of the Internal Revenue Code. Participating employees may contribute into a traditional plan with pretax salary or into a Roth plan with after tax salary up to statutory limits. In 2023 and 2022, the 401(k) Plan provides for Company safe harbor matching contributions of 100% of the employee contribution, up to 5% of each employee's earnings, which vest upon the first day of employment. The Company made contributions of $899 and $1,177 for the years ended December 31, 2023 and 2022, respectively.